Change in Total Valuation Allowance for Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Opening valuation allowance	$ 14,746	$ 20,091	$ 21,094
Reduction during the year	(3,957)	(7,299)	(3,499)
Addition during the year	13,760	1,954	2,496
Closing valuation allowance	$ 24,549	$ 14,746	$ 20,091